Operating expenses and other operating income	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Operating expenses and other operating income	2.3. Operating expenses and other
operating income
Accounting policies
Nokia presents its income statement based on the
function of expenses as it considers this to provide more
relevant information about its financial performance.
Information about the nature of expenses is provided
in the notes. Certain items of income and expenses,
such as gains and losses from venture funds, are
presented as other operating income and expenses
as Nokia considers these items to be related to its
operating activities but not to any specific functions.
Government grants received as compensation for
expenses incurred are recognized as a reduction of
the related expenses except for certain non-recurring
grants that are recognized as other operating income.
Government grants received in the form of R&D tax
credits are recognized as a reduction of R&D expenses if
the tax credit relates to the R&D expenditures incurred
by Nokia and the tax credit is reimbursed in cash by the
government in cases where Nokia is not able to offset it
against its income tax payable. R&D tax credits that do
not meet both conditions are recognized as income
tax benefit.
Expenses by nature

EURm	2023	2022	2021
Personnel expenses	7 470	7 903	7 541
Cost of material	7 825	8 481	6 320
Project subcontracting and other customer contract expenses	2 949	3 156	4 225
Depreciation and amortization	1 087	1 140	1 095
IT services	399	376	230
Impairment charges	25	90	39
Other	981	1 545	1 037
Total operating expenses	20 736	22 691	20 487
Operating expenses include government grant income and R&D
tax credits of EUR 173 million (EUR 146 million in 2022 and
EUR 111 million in 2021) most of which have been recognized
as a deduction against research and development expenses.
Restructuring charges by function(1):

EURm	2023	2022	2021
Cost of sales	153	85	133
Research and development expenses	61	37	73
Selling, general and administrative expenses	137	46	78
Total restructuring charges	351	168	284
(1)Restructuring charges include defined benefit plan curtailment income and expenses.
Other operating income

EURm	2023	2022	2021
Gain on sale of property, plant and equipment including divested business	168	7	66
Subsidies and government grants	—	20	43
(Losses)/gains from venture funds	(56)	27	188
Settlements and resolutions of legal disputes	—	—	90
Other	54	44	56
Total	166	98	443
Other operating expenses